7. INVESTMENTS IN SUBSIDIARIES (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Subsidiary 1
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	BLL
Country		Argentina
Main activity		Winemaking
Direct and indirect participation		0.00%	100.00%
Subsidiary 2
Disclosure of subsidiaries [line items]
Subsidiary name		Corod
Country		Argentina
Main activity		Oil
Direct and indirect participation		100.00%	100.00%
Subsidiary 3
Disclosure of subsidiaries [line items]
Subsidiary name		CPB Energía S.A.
Country		Argentina
Main activity		Oil
Direct and indirect participation		100.00%	0.00%
Subsidiary 4
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	CTG
Country		Argentina
Main activity		Generation
Direct and indirect participation		0.00%	90.42%
Subsidiary 5
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	CTLL
Country		Argentina
Main activity		Generation
Direct and indirect participation		0.00%	100.00%
Subsidiary 6
Disclosure of subsidiaries [line items]
Subsidiary name		Ecuador TLC S.A.
Country		Ecuador
Main activity		Oil
Direct and indirect participation		100.00%	100.00%
Subsidiary 7
Disclosure of subsidiaries [line items]
Subsidiary name		Edenor
Country		Argentina
Main activity		Distribution of energy
Direct and indirect participation		51.54%	51.54%
Subsidiary 8
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	Eg3 Red
Country		Argentina
Main activity		Distribution
Direct and indirect participation		0.00%	100.00%
Subsidiary 9
Disclosure of subsidiaries [line items]
Subsidiary name		Enecor S.A.
Country		Argentina
Main activity		Transportation of electricity
Direct and indirect participation		69.99%	69.99%
Subsidiary 10
Disclosure of subsidiaries [line items]
Subsidiary name	[2]	IEASA
Country		Argentina
Main activity		Investment
Direct and indirect participation		0.00%	100.00%
Subsidiary 11
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	INDISA
Country		Argentina
Main activity		Investment
Direct and indirect participation		0.00%	91.60%
Subsidiary 12
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	INNISA
Country		Argentina
Main activity		Investment
Direct and indirect participation		0.00%	90.27%
Subsidiary 13
Disclosure of subsidiaries [line items]
Subsidiary name		HIDISA
Country		Argentina
Main activity		Generation
Direct and indirect participation		61.00%	61.00%
Subsidiary 14
Disclosure of subsidiaries [line items]
Subsidiary name		HINISA
Country		Argentina
Main activity		Generation
Direct and indirect participation		52.04%	52.04%
Subsidiary 15
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	IPB
Country		Argentina
Main activity		Investment
Direct and indirect participation		0.00%	100.00%
Subsidiary 16
Disclosure of subsidiaries [line items]
Subsidiary name	[3]	PACOSA
Country		Argentina
Main activity		Distributor
Direct and indirect participation		100.00%	100.00%
Subsidiary 17
Disclosure of subsidiaries [line items]
Subsidiary name		PBI
Country		Bolivia
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Subsidiary 18
Disclosure of subsidiaries [line items]
Subsidiary name	[4]	PELSA
Country		Argentina
Main activity		Oil
Direct and indirect participation		58.88%	58.88%
Subsidiary 19
Disclosure of subsidiaries [line items]
Subsidiary name		Petrobras Energía Colombia Gran Cayman
Country		Colombia
Main activity		Oil
Direct and indirect participation		100.00%	100.00%
Subsidiary 20
Disclosure of subsidiaries [line items]
Subsidiary name		Petrobras Energía México
Country		Mexico
Main activity		Oil
Direct and indirect participation		0.00%	100.00%
Subsidiary 21
Disclosure of subsidiaries [line items]
Subsidiary name		Petrobras Energía Ecuador
Country		Gran Cayman
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Subsidiary 22
Disclosure of subsidiaries [line items]
Subsidiary name		Petrobras Energía Operaciones Ecuador
Country		Ecuador
Main activity		Oil
Direct and indirect participation		100.00%	100.00%
Subsidiary 23
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	PEPASA
Country		Argentina
Main activity		Oil
Direct and indirect participation		0.00%	49.54%
Subsidiary 24
Disclosure of subsidiaries [line items]
Subsidiary name		Petrolera San Carlos S.A.
Country		Venezuela
Main activity		Oil
Direct and indirect participation		100.00%	100.00%
Subsidiary 25
Disclosure of subsidiaries [line items]
Subsidiary name		PHA
Country		Spain
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Subsidiary 26
Disclosure of subsidiaries [line items]
Subsidiary name		PISA
Country		Uruguay
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Subsidiary 27
Disclosure of subsidiaries [line items]
Subsidiary name		PP
Country		Argentina
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Subsidiary 28
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	PP II
Country		Argentina
Main activity		Investment
Direct and indirect participation		0.00%	100.00%
Subsidiary 29
Disclosure of subsidiaries [line items]
Subsidiary name		PPSL
Country		Spain
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Subsidiary 30
Disclosure of subsidiaries [line items]
Subsidiary name		TGU
Country		Uruguay
Main activity		Gas transportation
Direct and indirect participation		100.00%	100.00%
Subsidiary 31
Disclosure of subsidiaries [line items]
Subsidiary name		Transelec
Country		Argentina
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Subsidiary 32
Disclosure of subsidiaries [line items]
Subsidiary name	[3]	WEBSA
Country		Argentina
Main activity		Distributor
Direct and indirect participation		0.00%	100.00%

[1]	See Note 1.4.1.
[2]	See Note 1.4.3.1.
[3]	See Note 1.4.3.2.
[4]	See Note 1.5.2.